Stock-based Compensation - Stock Options Vested and Expected to Vest (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options [Roll Forward]
Balance as of December 31, 2018	2,752	2,017
Vested and expected to vest at December 31, 2018	2,452
Exercisable at December 31, 2018	1,296
Weighted Average Exercise Price [Roll Forward]
Balance as of December 31, 2018 (in dollars per share)	$ 4,003.50
Vested and expected to vest at December 31, 2018	4,447.00
Exercisable at December 31, 2018	$ 8,099.50
Weighted Average Remaining Contractual Term [Roll Forward]
Balance as of December 31, 2018	7 years 10 months 24 days
Vested and expected to vest at December 31, 2018	7 years 9 months 10 days
Exercisable at December 31, 2018	6 years 7 months 2 days